Commitments (Details 1) - Business combinations [member] - Aircraft [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 6,400,686	R$ 7,170,725
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		1,642,175
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	1,439,432	1,990,773
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	1,132,693	2,355,513
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 3,828,561	R$ 1,182,264